Segment information - Operating loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	$ (64,934)	$ (124,662)	$ (110,259)
Restructuring obligations	(1,682)	(19,000)	0
Foreign Currency Transaction Gain (Loss), before Tax	(562)	(6,565)	11,601
Impairment of long lived assets	(1,550)	(4,843)	(22,722)
Less: equity investees operating income	(57,276)	(30,500)	(54,795)
Consolidated income (loss) from discontinued operations	(845)	2,789	0
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	(7,658)	(94,162)	(55,464)
Operating Segments | Automotive
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	(808)	(18,136)	(21,855)
Operating Segments | Corporate and Technology Investments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	(60,332)	(76,118)	(77,283)
Operating Segments | WWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	0	718	3,784
Operating Segments | CWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Loss from operations	57,276	29,782	51,011
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Restructuring obligations	(1,682)	(19,000)	0
Foreign Currency Transaction Gain (Loss), before Tax	(562)	(6,565)	11,601
Impairment of long lived assets	$ (1,550)	$ (4,843)	$ (22,722)